SCHEDULE OF CONSOLIDATED BALANCE SHEETS (Details) (Parenthetical) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Changes and Error Corrections [Abstract]
Notes payable, net of discount non current	$ 0	$ 5,694	$ 0